Other Non-Current Assets and Other Non-Current Financial Assets - Other Non-Current Assets (Details) $ in Millions, $ in Millions	Dec. 31, 2024 USD ($)	[1]	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Non-current assets [abstract]
Agreements with customers, net of accumulated amortization and other rights			$ 1,015	$ 766
Non-current prepaid advertising expenses			228	238
Guarantee deposits			1,472	1,410
Prepaid bonuses			451	445
Advances to acquire property, plant and equipment			1,744	1,432
Recoverable taxes			1,938	2,120
Indemnifiable assets from business combinations			714	1,030
Others			967	1,055
Total other assets	$ 409		$ 8,529	$ 8,496

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4